Share Based Compensation - Restricted Ordinary Shares (Narratives) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Restricted Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation	$ 0